Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Vest 10 Year Interest Rate Hedge ETF
Shareholder Report [Line Items]
Fund Name	Vest 10 Year Interest Rate Hedge ETF
Class Name	Vest 10 Year Interest Rate Hedge ETF
Trading Symbol	RYSE
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Vest 10 Year Interest Rate Hedge ETF for the period of November 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vestfin.com/etfs/RYSE-10-year-interest-rate-hedge-etf. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.vestfin.com/etfs/RYSE-10-year-interest-rate-hedge-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST FIVE MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Vest 10 Year Interest Rate Hedge ETF	$35	0.85%
[1]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.85%
Updated Performance Information Location [Text Block]	Visit https://www.vestfin.com/etfs/RYSE-10-year-interest-rate-hedge-etf for more recent performance information.
Net Assets	$ 2,320,911
Holdings Count | $ / shares	3
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$2,320,911
Number of Holdings	3
Portfolio Turnover	0%
30-Day SEC Yield	1.99%
30-Day SEC Yield Unsubsidized	1.99%

Holdings [Text Block]

Top Holdings	(% of Net Assets)
First American Treasury Obligations Fund - Class X	66.7%
10-Year Interest Rate Swap, Expiration: 06/30/2025; Exercise Rate: 3.02%	15.0%
10-Year Interest Rate Swap, Expiration: 06/30/2025; Exercise Rate: 4.38%	0.0%

Top Sectors	(% of Net Assets)
Cash & Other	100.0%

Material Fund Change [Text Block]	Other Material Fund Changes: During the period, the fiscal year end for the Fund changed from October 31 to September 30.
Updated Prospectus Web Address	https://www.vestfin.com/etfs/RYSE-10-year-interest-rate-hedge-etf
Vest 2 Year Interest Rate Hedge ETF
Shareholder Report [Line Items]
Fund Name	Vest 2 Year Interest Rate Hedge ETF
Class Name	Vest 2 Year Interest Rate Hedge ETF
Trading Symbol	HYKE
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Vest 2 Year Interest Rate Hedge ETF for the period of November 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vestfin.com/etfs/HYKE-2-year-interest-rate-hedge-etf. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.vestfin.com/etfs/HYKE-2-year-interest-rate-hedge-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST FIVE MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Vest 2 Year Interest Rate Hedge ETF	$35	0.85%
[2]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.85%
Updated Performance Information Location [Text Block]	Visit https://www.vestfin.com/etfs/HYKE-2-year-interest-rate-hedge-etf for more recent performance information.
Net Assets	$ 1,259,869
Holdings Count | $ / shares	3
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$1,259,869
Number of Holdings	3
Portfolio Turnover	0%
30-Day SEC Yield	2.12%
30-Day SEC Yield Unsubsidized	2.12%

Holdings [Text Block]

Top Holdings	(% of Net Assets)
First American Treasury Obligations Fund - Class X	69.8%
2-Year Interest Rate Swap, Expiration: 06/30/2025; Exercise Rate: 2.62%	20.0%
2-Year Interest Rate Swap, Expiration: 06/30/2025; Exercise Rate: 4.01%	0.0%

Top Sectors	(% of Net Assets)
Cash & Other	100.0%

Material Fund Change [Text Block]	Other Material Fund Changes: During the period, the fiscal year end for the Fund changed from October 31 to September 30.
Updated Prospectus Web Address	https://www.vestfin.com/etfs/HYKE-2-year-interest-rate-hedge-etf

[1]
*	Annualized

[2]
*	Annualized